Common Stock and Warrants (Details) - $ / shares	3 Months Ended	12 Months Ended
	Nov. 30, 2018	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Shares of Common Stock Issuable from Warrants	19,483,517	2,816,850	4,115,000
Weighted Average Exercise Price	$ 5.23	$ 5.22	$ 2.84	$ 3.06
Series S warrants [Member]
Shares of Common Stock Issuable from Warrants	821,600	821,600
Weighted Average Exercise Price	$ 3.42	$ 3.42	$ 3.42
Expiration	Sep. 29, 2022	Sep. 29, 2022
Date of Issuance	Sep. 29, 2017	Sep. 29, 2017
Series S-A warrants [Member]
Shares of Common Stock Issuable from Warrants	300,000	300,000	300,000
Weighted Average Exercise Price	$ 2.53	$ 2.53	$ 2.53
Expiration	Dec. 31, 2022	Dec. 31, 2022
Date of Issuance	Jul. 24, 2017	Jul. 24, 2017
Series R warrants [Member]
Shares of Common Stock Issuable from Warrants	468,750	468,750	937,500
Weighted Average Exercise Price	$ 4.00	$ 4.00	$ 4.00
Expiration	Dec. 31, 2022	Dec. 31, 2022
Date of Issuance	Jun. 20, 2016	Jun. 20, 2016
Series Q warrants [Member]
Shares of Common Stock Issuable from Warrants			937,500
Weighted Average Exercise Price		$ 3.20	$ 3.20
Expiration		Dec. 31, 2022
Date of Issuance		Jun. 20, 2016
Series P warrants [Member]
Shares of Common Stock Issuable from Warrants	213,500	213,500	309,000
Weighted Average Exercise Price	$ 3.70	$ 3.70	$ 3.70
Expiration	Dec. 31, 2022	Dec. 31, 2022
Date of Issuance	Mar. 25, 2016	Mar. 25, 2016
Series O warrants [Member]
Shares of Common Stock Issuable from Warrants			618,000
Weighted Average Exercise Price		$ 3.10	$ 3.10
Expiration		Oct. 31, 2017
Date of Issuance		Mar. 25, 2016
Series N warrants [Member]
Shares of Common Stock Issuable from Warrants	767,000	767,000	767,000
Weighted Average Exercise Price	$ 3.38	$ 3.38	$ 3.38
Expiration	Dec. 31, 2022	Dec. 31, 2022
Date of Issuance	Dec. 31, 2015	Dec. 31, 2015
Series M warrants [Member]
Shares of Common Stock Issuable from Warrants	246,000	246,000	246,000
Weighted Average Exercise Price	$ 2.34	$ 2.34	$ 2.34
Expiration	Dec. 31, 2022	Dec. 31, 2022
Date of Issuance	Dec. 07, 2015	Dec. 07, 2015
Series T warrants [Member]
Shares of Common Stock Issuable from Warrants	16,666,667
Expiration	Nov. 26, 2025
Date of Issuance	Nov. 26, 2018